Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.10)	$ (0.21)	$ (0.50)	$ (0.91)
Earnings Per Share, Diluted	$ (0.10)	$ (0.21)	$ (0.50)	$ (0.91)
Weighted Average Number of Shares Outstanding, Basic	21,514,289	11,118,290	18,143,662	7,808,344
Weighted Average Number of Shares Outstanding, Diluted	21,514,289	11,118,290	18,143,662	7,808,344